Employees and Personnel Costs - Gender Distribution (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Board
Employees and Personnel Costs
Percentage of women	50.00%	67.00%	60.00%
Percentage of men	50.00%	33.00%	40.00%
Executive management
Employees and Personnel Costs
Percentage of women	29.00%	38.00%	33.00%
Percentage of men	71.00%	62.00%	67.00%